ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Accrued payroll and social insurance	28,536,755	32,008,825
Warranty—current	18,269,927	31,262,442
Sales rebate	14,317,285	34,029,433
Deposits	8,784,383	16,360,762
Deferred ADR income	—	4,250,126
Other taxes payable	1,099,932	3,656,732
IPO cost payable	—	3,130,639
Interest payable	167,269	318,774
Others*	4,237,318	9,166,293
Accrued Expenses and Other Current Liabilities	75,412,869	134,184,026
*	Others mainly include accrued professional fees and accrued marketing expenses.

Schedule of movement of provision for warranty

	For the Year ended December 31
	2016	2017	2018
Accrued warranty—beginning of year	7,688,887	17,649,411	30,648,678
Accrual for warranties issued during the year	15,315,474	27,395,169	29,346,974
Warranty claims paid	(5,354,950)	(14,395,902)	(7,923,760)
Pre-existing warranty expired	—	—	(3,199,608)
Accrued warranty—end of year	17,649,411	30,648,678	48,872,284